UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22509

LoCorr Investment Trust
(Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
(Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and address of agent for service)

952.767.2920
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

LoCorr Managed Futures Strategy Fund
Schedule of Investments
March 31, 2011 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS - 12.42%
Money Market Funds - 12.42%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.21% (a)	151,654	$151,654
TOTAL SHORT-TERM INVESTMENTS (Cost $151,654)		151,654

Total Investments (Cost $151,654) - 12.42%		151,654
Other Assets in Excess of Liabilities - 87.58%		1,069,628
TOTAL NET ASSETS - 100.00%		$1,221,282

Percentages are stated as a percent of net assets.
The rate quoted is the annualized seven-day yield as of March 31, 2011.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments		$151,654
Gross unrealized appreciation		-
Gross unrealized depreciation		-
Net unrealized appreciation		$-

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Money Market Funds	$151,654	$-	$-	$151,654

Total Investments	$151,654	$-	$-	$151,654

The Fund did not invest in any Level 3 investments during the period. There were no significant transfers into or out of Level 1 or Level 2 during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LoCorr Managed Futures Strategy Fund

By (Signature and Title) /s/ Kevin Kinzie
   Kevin Kinzie, President

Date 5/4/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin Kinzie
     Kevin Kinzie, President

Date  5/4/2011

By (Signature and Title)* /s/ Jon Essen
     Jon Essen, Treasurer

Date  5/3/2011

* Print the name and title of each signing officer under his or her signature.